Segment Information (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Segment assets	¥ 15,622,031	¥ 13,635,357	¥ 11,787,599
Depreciation and amortization related to property on operating leases	352,402	254,933	209,762
Capital expenditures related to purchases of operating lease assets	1,127,840	793,118	683,767
Liabilities accrued for warranties issued	153,898	97,108
Depreciation expense decreased (increased)	(442,318)	(335,536)	(345,105)
Change in depreciation method
Segment Reporting Information [Line Items]
Depreciation expense decreased (increased)		56,300
Operating Segments
Segment Reporting Information [Line Items]
Segment assets	15,990,649	13,928,954	11,912,090
Operating Segments | Motorcycle Business
Segment Reporting Information [Line Items]
Segment assets	1,264,903	1,095,357	1,006,684
Operating Segments | Motorcycle Business | Change in depreciation method
Segment Reporting Information [Line Items]
Depreciation expense decreased (increased)		6,358
Operating Segments | Automobile Business
Segment Reporting Information [Line Items]
Segment assets	6,398,580	5,759,126	4,955,791
Liabilities accrued for warranties issued	153,898	97,108	60,004
Operating Segments | Automobile Business | Change in depreciation method
Segment Reporting Information [Line Items]
Depreciation expense decreased (increased)		48,568
Operating Segments | Financial Services Business
Segment Reporting Information [Line Items]
Segment assets	7,980,989	6,765,322	5,644,380
Depreciation and amortization related to property on operating leases	352,402	254,933	209,762
Capital expenditures related to purchases of operating lease assets	1,127,840	793,118	683,767
Operating Segments | Financial Services Business | Change in depreciation method
Segment Reporting Information [Line Items]
Depreciation expense decreased (increased)		77
Operating Segments | Power Product and Other Businesses
Segment Reporting Information [Line Items]
Segment assets	346,177	309,149	305,235
Operating Segments | Power Product and Other Businesses | Change in depreciation method
Segment Reporting Information [Line Items]
Depreciation expense decreased (increased)		1,297
Reconciling Items
Segment Reporting Information [Line Items]
Segment assets	(368,618)	(293,597)	(124,491)
Unallocated amount
Segment Reporting Information [Line Items]
Segment assets	¥ 294,819	¥ 293,583	¥ 399,732